Post-employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Health Plan
Sponsor contribution to defined contribution plans		R$ 214	R$ 215	R$ 459
Change in methods for preparing the sensitivity analysis		There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.
Health Plan
Health Plan
Expected duration of contribution to Social Security (Instituto Nacional do Seguro Social), or "INSS" for entitled to defined benefit plan	20 years
Expected uninterrupted service duration for entitled to defined benefit plan	15 years
Health plan [member]
Health Plan
Sponsor contribution to defined contribution plans		R$ 24,690	R$ 30,151
Weighted average duration of defined benefit obligation		14 years 10 months 24 days	16 years 6 months
Defined benefit [member] | CLE [member]
Health Plan
Sponsor contribution to defined contribution plans		R$ 7,044	R$ 4,349
Weighted average duration of defined benefit obligation		10 years 2 months 12 days
Defined benefit [member] | CLE [member] | Defined benefit obligation [member]
Health Plan
Sponsor contribution to defined contribution plans		R$ 4,700